Long-term bank loans - Pre - Existing Loan Facilities Part II (Details Narrative) $ in Thousands	1 Months Ended		3 Months Ended	4 Months Ended	7 Months Ended		8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended
	Jan. 31, 2023 USD ($)	Jan. 25, 2021 USD ($)	Mar. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Aug. 03, 2022 USD ($)	Jul. 18, 2022 USD ($)	Aug. 29, 2022 USD ($)	Sep. 29, 2021 USD ($)	Oct. 29, 2021 USD ($)	Nov. 29, 2023 USD ($)	Nov. 30, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 22, 2022 USD ($)	Dec. 16, 2022 USD ($)
CTBC $50,000 Facility [Member]
Line of Credit Facility, Initiation Date												Nov. 23, 2023
Proceeds from Lines of Credit										$ 50,000
Description of scope, credit facility												to refinance the then outstanding loan facilities of the vessels Star Karlie and Star Ariadne
Number of Loan Tranches												2
Repayment installment												20
Line of Credit Facility, Frequency of Payments												quarterly
Line of credit facility, maturity date												November 2028
Line of Credit Facility, Collateral												is secured by first priority mortgages on the vessels Star Karlie and Star Ariadne
CTBC $50,000 Facility [Member] | Tranche A [Member]
Line of Credit Facility, Maximum Borrowing Capacity												$ 24,000
Line of Credit Facility, Periodic Payment												540
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												13,200
CTBC $50,000 Facility [Member] | Tranche B [Member]
Line of Credit Facility, Maximum Borrowing Capacity												26,000
Line of Credit Facility, Periodic Payment												585
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 14,300
NBG $151,085 Facility [Member]
Line of Credit Facility, Initiation Date												Nov. 28, 2023
Proceeds from Lines of Credit										$ 151,085
Description of scope, credit facility												was used to refinance the outstanding amount under the then existing loan facility with NBG and the remaining amount was used to partially finance the Second Oaktree Share Repurchase
Line of Credit Facility, Frequency of Payments												quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 45,360
Line of credit facility, maturity date												November 2026
Line of Credit Facility, Collateral												is secured by first priority mortgages on the vessels Star Nasia, Star Danai, Star Renee, Star Markella, Star Laura, Star Moira, Star Mariella, Star Helena, Star Maria, Star Angelina, Star Gwyneth, Star Omicron, Kymopolia, Pendulum, Star Emily and Strange Attractor
NBG $151,085 Facility [Member] | Big Bang Big Fish Pantagruel Star Iris Star Triumph Star Diva [Member]
Debt instrument, prepayment amount												$ 40,954
NBG $151,085 Facility [Member] | First installment [Member]
Line of Credit Facility, Periodic Payment												4,243
NBG $151,085 Facility [Member] | Remaining 8 installments [Member]
Line of Credit Facility, Periodic Payment												$ 5,758
Citi $100,000 Facility [Member]
Line of Credit Facility, Initiation Date												Jul. 05, 2022
Number of Loan Tranches												2
Line of Credit Facility, Collateral												is secured by the 8 aforementioned vessels
Citi $100,000 Facility [Member] | Tranche A [Member]
Proceeds from Lines of Credit						$ 48,341
Description of scope, credit facility												to replenish the funds used in June 2022 for the extinguishment of the then outstanding amounts under the lease agreements for the vessels Star Sirius, Laura, Idee Fixe, Kaley and Roberta
Repayment installment												20
Line of Credit Facility, Frequency of Payments												quarterly
Line of Credit Facility, Periodic Payment												$ 1,257
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 23,204
Line of credit facility, maturity date												July 2027
Citi $100,000 Facility [Member] | Tranche B [Member]
Proceeds from Lines of Credit							$ 51,659
Description of scope, credit facility												to refinance the aggregate outstanding amount under the then existing lease agreements of the vessels Star Apus, Star Cleo, Star Columba, Star Dorado, Star Hydrus, Star Pegasus and Star Pyxis
Debt instrument, prepayment amount												$ 6,256
Citi $100,000 Facility [Member] | Tranche B amended [Member]
Line of Credit Facility, Periodic Payment												634
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												11,713
Debt instrument, prepayment amount												$ 16,577
SEB $42,000 Facility [Member]
Line of Credit Facility, Initiation Date												Aug. 03, 2022
Number of Loan Tranches												3
Repayment installment												20
Line of Credit Facility, Frequency of Payments												quarterly
Line of credit facility, maturity date												August 2027
Line of Credit Facility, Collateral												is secured by the three aforementioned vessels
SEB $42,000 Facility [Member] | Minimum [Member]
Line of Credit Facility, Periodic Payment												$ 354
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												5,730
SEB $42,000 Facility [Member] | Maximum [Member]
Line of Credit Facility, Periodic Payment												434
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 7,028
SEB $42,000 Facility [Member] | Tranche A [Member]
Proceeds from Lines of Credit					$ 12,800
SEB $42,000 Facility [Member] | Tranche B [Member]
Proceeds from Lines of Credit					13,500
SEB $42,000 Facility [Member] | Tranche A and B [Member]
Description of scope, credit facility												to refinance the then aggregate outstanding loan amount of the vessels Mercurial Virgo and Amami
SEB $42,000 Facility [Member] | Tranche C [Member]
Proceeds from Lines of Credit					$ 15,700
Description of scope, credit facility												to refinance the then outstanding loan amount of the vessel Star Calypso
CTBC $25,000 Facility [Member]
Line of Credit Facility, Initiation Date												Nov. 22, 2022
Proceeds from Lines of Credit											$ 25,000
Description of scope, credit facility												to refinance the outstanding amount under the then existing lease agreement of the vessel Star Libra
Repayment installment												20
Line of Credit Facility, Frequency of Payments												quarterly
Line of Credit Facility, Periodic Payment												$ 563
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 13,750
Line of credit facility, maturity date												November 2027
Line of Credit Facility, Collateral												is secured by the vessel Star Libra
NTT $24,000 Facility [Member]
Line of Credit Facility, Initiation Date												Dec. 08, 2022
Proceeds from Lines of Credit														$ 24,000
Description of scope, credit facility												to refinance the then outstanding loan amount of the vessel Star Virgo
Repayment installment												20
Line of Credit Facility, Frequency of Payments												quarterly
Line of Credit Facility, Periodic Payment												$ 600
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 12,000
Line of credit facility, maturity date												December 2027
Line of Credit Facility, Collateral												is secured by the vessel Star Virgo
ABN AMRO $24,000 Facility [Member]
Line of Credit Facility, Initiation Date												Dec. 19, 2022
Proceeds from Lines of Credit													$ 24,000
Description of scope, credit facility												to refinance the then outstanding loan amount of the vessel Star Sienna
Repayment installment												20
Line of Credit Facility, Frequency of Payments												quarterly
Line of Credit Facility, Periodic Payment												$ 500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 14,000
Line of credit facility, maturity date												December 2027
Line of Credit Facility, Collateral												is secured by the vessel Star Sienna
Standard Chartered $47,000 Facility [Member]
Line of Credit Facility, Initiation Date												Dec. 29, 2022
Description of scope, credit facility												to replenish the funds used in 2022 for the extinguishment of the outstanding loan amounts of the vessels Star Marisa and Star Laetitia
Number of Loan Tranches												2
Repayment installment												20
Line of Credit Facility, Frequency of Payments												quarterly
Line of credit facility, maturity date												December 2027
Line of Credit Facility, Collateral												is secured by the two aforementioned vessels
Standard Chartered $47,000 Facility [Member] | Tranche A [Member]
Proceeds from Lines of Credit	$ 22,829
Line of Credit Facility, Periodic Payment												$ 476
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												13,317
Standard Chartered $47,000 Facility [Member] | Tranche B [Member]
Proceeds from Lines of Credit	$ 24,171
Line of Credit Facility, Periodic Payment												465
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 14,875
SEB $39,000 Facility [Member]
Line of Credit Facility, Initiation Date												Jan. 22, 2021
Proceeds from Lines of Credit		$ 39,000
Description of scope, credit facility												to finance the cash consideration for the vessels Star Bueno, Star Borneo and Star Marilena
Repayment installment												20
Line of Credit Facility, Frequency of Payments												quarterly
Line of Credit Facility, Periodic Payment												$ 1,950
Line of credit facility, maturity date												January 2026
Line of Credit Facility, Collateral												is secured by a first priority mortgage on the aforementioned vessels
DNB $107,500 Facility [Member]
Line of Credit Facility, Initiation Date												Sep. 28, 2021
Proceeds from Lines of Credit								$ 107,500
Description of scope, credit facility												to refinance the aggregate outstanding amount of the financed vessels under the then existing facilities
Repayment installment												20
Line of Credit Facility, Frequency of Payments												quarterly
Line of Credit Facility, Periodic Payment												$ 3,707
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 33,362
Line of credit facility, maturity date												September 2026
Line of Credit Facility, Collateral												is secured by first priority mortgages on the vessels Star Luna, Star Astrid, Star Genesis, Star Electra and Star Monica
DNB $107,500 Facility [Member] | Star Borealis and Star Polaris [Member]
Debt instrument, prepayment amount												$ 26,207
DNB $107,500 Facility [Member] | Star Glory [Member]
Debt instrument, prepayment amount												$ 8,023
DNB $107,500 Facility [Member] | Amended Installments [Member]
Repayment installment												12
Line of Credit Facility, Periodic Payment												$ 2,185
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 19,669
ABN AMRO $97,150 Facility [Member]
Line of Credit Facility, Initiation Date												Oct. 27, 2021
Description of scope, credit facility												to refinance the outstanding amount under the then existing loan facility
Number of Loan Tranches												2
Line of Credit Facility, Collateral												is secured by the vessels Star Eva, Star Aphrodite, Star Lydia and Star Nicole
ABN AMRO $97,150 Facility [Member] | Tranche A [Member]
Proceeds from Lines of Credit									$ 68,950
Repayment installment												20
Line of Credit Facility, Frequency of Payments			quarterly	quarterly
Line of Credit Facility, Periodic Payment			$ 2,250	$ 2,024
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 23,950	21,546
Line of credit facility, maturity date												October 2026
ABN AMRO $97,150 Facility [Member] | Tranche A [Member] | Star Paola [Member]
Debt instrument, prepayment amount				$ 4,888
ABN AMRO $97,150 Facility [Member] | Tranche B [Member]
Proceeds from Lines of Credit									$ 28,200
Repayment installment												12
Line of Credit Facility, Periodic Payment												$ 2,350
Line of credit facility, maturity date												October 2024